Fair Value - Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jul. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Derivative warrant liabilities	$ 34,294	$ 22,000	$ 0
Private Warrants
Liabilities
Derivative warrant liabilities	7,700
Fair Value, Recurring
Assets
Total assets measured at fair value	37,859		37,854	$ 51,221
Liabilities
Earnout liabilities	266,390
Total liabilities measured at fair value	300,684
Fair Value, Recurring | Public Warrants
Liabilities
Derivative warrant liabilities	23,320
Fair Value, Recurring | Private Warrants
Liabilities
Derivative warrant liabilities	10,974
Fair Value, Recurring | Money market fund
Assets
Money market fund	37,859		37,854	15,088
Fair Value, Recurring | Level 1
Assets
Total assets measured at fair value	37,859		37,854	15,088
Liabilities
Earnout liabilities	0
Total liabilities measured at fair value	23,320
Fair Value, Recurring | Level 1 | Public Warrants
Liabilities
Derivative warrant liabilities	23,320
Fair Value, Recurring | Level 1 | Private Warrants
Liabilities
Derivative warrant liabilities	0
Fair Value, Recurring | Level 1 | Money market fund
Assets
Money market fund	37,859		37,854	15,088
Fair Value, Recurring | Level 2
Assets
Total assets measured at fair value	0		0	36,133
Liabilities
Earnout liabilities	0
Total liabilities measured at fair value	0
Fair Value, Recurring | Level 2 | Public Warrants
Liabilities
Derivative warrant liabilities	0
Fair Value, Recurring | Level 2 | Private Warrants
Liabilities
Derivative warrant liabilities	0
Fair Value, Recurring | Level 2 | Money market fund
Assets
Money market fund	0		0	0
Fair Value, Recurring | Level 3
Assets
Total assets measured at fair value	0		0	0
Liabilities
Earnout liabilities	266,390
Total liabilities measured at fair value	277,364
Fair Value, Recurring | Level 3 | Public Warrants
Liabilities
Derivative warrant liabilities	0
Fair Value, Recurring | Level 3 | Private Warrants
Liabilities
Derivative warrant liabilities	10,974
Fair Value, Recurring | Level 3 | Money market fund
Assets
Money market fund	$ 0		$ 0	0
Commercial paper
Assets
Investments				6,032
Commercial paper | Level 1
Assets
Investments				0
Commercial paper | Level 2
Assets
Investments				6,032
Commercial paper | Level 3
Assets
Investments				0
Corporate securities
Assets
Investments				19,323
Corporate securities | Level 1
Assets
Investments				0
Corporate securities | Level 2
Assets
Investments				19,323
Corporate securities | Level 3
Assets
Investments				0
Asset-backed securities
Assets
Investments				660
Asset-backed securities | Level 1
Assets
Investments				0
Asset-backed securities | Level 2
Assets
Investments				660
Asset-backed securities | Level 3
Assets
Investments				0
Certificate of deposits
Assets
Investments				10,118
Certificate of deposits | Level 1
Assets
Investments				0
Certificate of deposits | Level 2
Assets
Investments				10,118
Certificate of deposits | Level 3
Assets
Investments				$ 0